Exhibit 99.2

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: November 30, 2021

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,113,247.88 Remitted: $1,127,353.96*

*Includes $41,530.48 collected in October and remitted in November. Difference between total collected and total remitted amount reflects $27,424.40 collected in November and remitted in December.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 15th day of December 2021
                        ENTERGY NEW ORLEANS, LLC., as Servicer
                By /s/ Kevin J. Marino
                        Name:    Kevin J. Marino
                    Title:    Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: December 31, 2021

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $934,494.51 Remitted: $939,660.29*

*Includes $27,424.40 collected in November and remitted in December. Difference between total collected and total remitted amount reflects $22,258.62 collected in December and remitted in January.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of January, 2022
                        ENTERGY NEW ORLEANS, LLC., as Servicer
                By /s/ Kevin J. Marino
                        Name:    Kevin J. Marino
                    Title:    Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: January 31, 2022

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $836,583.48 Remitted: $804,476.56*

*Includes $22,258.62 collected in December and remitted in January. Difference between total collected and total remitted amount reflects $54,365.54 collected in January and remitted in February.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of February 2022
                        ENTERGY NEW ORLEANS, LLC., as Servicer
                By /s/ Kevin J. Marino
                        Name:    Kevin J. Marino
                    Title:    Assistant Treasurer

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01 (b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer
Pursuant to Section 3.01 (b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the "Servicing Agreement"), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING 1, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: February 28th, 2022

Storm Cost Recovery Group Total	SRC's Collected and Remitted Collected: $1,039,594.83 Remitted: $1,046,706.85*
*Includes $54,365.54 collected in February and remitted in March. Difference between total collected and total remitted amount reflects $47,253.52 collected in February and remitted in March.
Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.
In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 10th day of March 2022.
ENTERGY NEW ORLEANS, LLC., as Servicer
                By /s/ Kevin J. Marino
                        Name:    Kevin J. Marino
                    Title:    Assistant Treasurer

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01 (b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer
Pursuant to Section 3.01 (b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the "Servicing Agreement"), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING 1, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: March 31, 2022

Storm Cost Recovery Group Total	SRC's Collected and Remitted Collected: $1,239,859.44 Remitted: $1,247,017.12*
*Includes $47,253.52 collected in February and remitted in March. Difference between total collected and total remitted amount reflects $40,095.84 collected in March and remitted in April.
Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.
In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25 th day of April 2022.
                    ENTERGY NEW ORLEANS, LLC., as Servicer
                By/s/ Kevin J. Marino
                        Name:    Kevin J. Marino
                    Title:    Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, LLC, as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, LLC, as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:
For the Month Ended: April 30, 2022

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $971,756.19 Remitted: $976,453.46*

*Includes $40,095.84 collected in March and remitted in April. Difference between total collected and total remitted amount reflects $ 35,398.57 collected in April and remitted in May.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of May 2022
                        ENTERGY NEW ORLEANS, LLC., as Servicer
                By /s/ Kevin J. Marino
                        Name:    Kevin J. Marino
                    Title:    Assistant Treasurer